Statements Of Financial Highlights (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Effect of voluntary waivers of operating expenses		0.03%
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.02%	0.02%